Schedule I - Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments Other Than Investments in Related Parties
SCHEDULE I
ENSTAR GROUP LIMITED
SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN RELATED PARTIES
As of December 31, 2020
(Expressed in thousands of U.S. Dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Short-term and fixed maturity investments — Trading and short-term and fixed maturity investments within funds held - directly managed:(2)
U.S. government and agency	$219,487	$233,050	$233,050
U.K. government	34,494	37,508	37,508
Other government	321,306	352,026	352,026
Corporate	3,353,054	3,749,383	3,749,383
Municipal	116,588	132,637	132,637
Residential mortgage-backed	219,360	225,074	225,074
Commercial mortgage-backed	554,639	577,602	577,602
Asset-backed	349,941	339,675	339,675
Total	5,168,869	5,646,955	5,646,955
Short-term and fixed maturity investments — AFS:(2)
U.S. government and agency	715,527	717,998	717,998
U.K. government	12,494	13,574	13,574
Other government	142,459	150,127	150,127
Corporate	1,873,184	1,937,349	1,937,349
Municipal	28,881	30,032	30,032
Residential mortgage-backed	326,268	328,871	328,871
Commercial mortgage-backed	273,516	276,488	276,488
Asset-backed	199,467	199,610	199,610
Total	3,571,796	3,654,049	3,654,049
Equities(3)	444,570	512,557	512,557
Other investments, at fair value(4)	982,770	982,770	982,770
Total	$10,168,005	$10,796,331	$10,796,331
(1)Original cost of fixed maturity securities is reduced by repayments and adjusted for amortization of premiums or accretion of discounts.
(2)The difference in the amount of fixed maturities shown at fair value and the fixed maturities shown in our consolidated balance sheet relates to the fair value of $18.2 million as of December 31, 2020 for our investment in fixed maturities issued by affiliates of Stone Point. Refer to Note 21 - "Related Party Transactions" of the notes to the consolidated financial statements.
(3)The difference in the amount of equities shown at fair value and the equities shown in our consolidated balance sheet relates to the fair value of $77.1 million as of December 31, 2020 for our investment in a registered investment company affiliated with entities owned by Trident, $26.9 million as a co-investor alongside Stone Point and a $230.3 million investment in AmTrust. Refer to Note 21 - "Related Party Transactions" of the notes to the consolidated financial statements.
(4)The difference in the amount of other investments shown at fair value and the other investments shown in our consolidated balance sheet relates to the fair value of $3.3 billion as of December 31, 2020 for our other investments in funds or companies owned by or affiliated with certain related parties. Refer to Note 21 - "Related Party Transactions" of the notes to the consolidated financial statements.